Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
April 30, 2025
GAI-NPRT3-0625
1.800339.121
Common Stocks - 95.8%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	563,700	102,908,383
CANADA - 1.8%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd	2,340,526	157,874,302
South Bow Corp	369,700	9,131,209
		167,005,511
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	682,703	36,640,670
TOTAL CANADA		203,646,181
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	341,500	22,692,675
FRANCE - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	9,600	1,953,144
Consumer Staples - 0.4%
Beverages - 0.4%
Pernod Ricard SA	343,600	37,064,124
Remy Cointreau SA	79,991	4,336,612
		41,400,736
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	271,000	45,986,137
TOTAL FRANCE		89,340,017
GERMANY - 1.5%
Information Technology - 1.5%
Software - 1.5%
SAP SE ADR (b)	578,145	168,928,188
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV (c)	2,655,900	17,821,718
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	136,000	5,689,689
NETHERLANDS - 0.9%
Communication Services - 0.6%
Entertainment - 0.6%
Universal Music Group NV	1,994,500	58,649,211
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	16,300	10,889,704
BE Semiconductor Industries NV	251,400	26,839,410
		37,729,114
TOTAL NETHERLANDS		96,378,325
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	6,442	99,811
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (d)(e)	1,076,100	43,549,065
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (c)	38,360	4,457,168
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	405,000	67,509,450
UNITED KINGDOM - 1.3%
Consumer Staples - 0.6%
Beverages - 0.4%
Diageo PLC ADR	341,511	38,256,062
Tobacco - 0.2%
British American Tobacco PLC ADR	594,500	25,890,475
TOTAL CONSUMER STAPLES		64,146,537

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	552,900	31,344,476
Industrials - 0.5%
Professional Services - 0.5%
RELX PLC	985,839	53,802,311
TOTAL UNITED KINGDOM		149,293,324
UNITED STATES - 86.4%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc	501,583	22,099,746
Entertainment - 0.5%
Walt Disney Co/The	479,290	43,591,426
Warner Music Group Corp Class A	383,300	11,671,485
		55,262,911
Interactive Media & Services - 1.9%
Alphabet Inc Class A	483,600	76,795,680
Alphabet Inc Class C	405,740	65,279,509
Meta Platforms Inc Class A	139,300	76,475,700
		218,550,889
Media - 1.3%
Comcast Corp Class A	4,317,470	147,657,474
TOTAL COMMUNICATION SERVICES		443,571,020

Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs Inc	59,900	5,415,559
Domino's Pizza Inc	30,400	14,907,248
Marriott International Inc/MD Class A1 (b)	96,023	22,909,167
Starbucks Corp	321,660	25,748,883
		68,980,857
Household Durables - 0.5%
Somnigroup International Inc	704,516	43,017,747
Whirlpool Corp (c)	132,494	10,106,642
		53,124,389
Specialty Retail - 0.7%
Lowe's Cos Inc	376,171	84,096,789
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	231,200	13,039,680
TOTAL CONSUMER DISCRETIONARY		219,241,715

Consumer Staples - 4.6%
Beverages - 1.9%
Coca-Cola Co/The	1,655,694	120,120,600
Keurig Dr Pepper Inc	2,664,300	92,158,137
PepsiCo Inc	14,600	1,979,468
		214,258,205
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp	444,536	31,739,870
Target Corp	329,400	31,852,980
Walmart Inc (b)	307,300	29,884,925
		93,477,775
Food Products - 0.1%
Lamb Weston Holdings Inc	114,300	6,036,183
Household Products - 0.2%
Colgate-Palmolive Co	69,100	6,370,329
Procter & Gamble Co/The	76,800	12,485,376
Reynolds Consumer Products Inc	97,500	2,242,500
		21,098,205
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	443,600	26,598,256
Kenvue Inc	3,830,215	90,393,074
		116,991,330
Tobacco - 0.6%
Philip Morris International Inc	420,100	71,988,336
TOTAL CONSUMER STAPLES		523,850,034

Energy - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Enterprise Products Partners LP	237,000	7,086,300
Exxon Mobil Corp	6,004,563	634,261,990
Shell PLC ADR	3,802,700	245,198,096
		886,546,386
Financials - 19.4%
Banks - 13.2%
Bank of America Corp	8,159,078	325,384,031
JPMorgan Chase & Co (b)	424,818	103,918,979
M&T Bank Corp	411,494	69,855,221
PNC Financial Services Group Inc/The	816,817	131,254,324
Truist Financial Corp	404,400	15,504,696
US Bancorp	2,623,367	105,826,625
Wells Fargo & Co	10,449,141	741,993,502
		1,493,737,378
Capital Markets - 2.0%
Charles Schwab Corp/The	246,000	20,024,400
Intercontinental Exchange Inc	13,700	2,301,189
KKR & Co Inc Class A	661,165	75,551,325
Moody's Corp	26,600	12,052,992
Morgan Stanley	49,981	5,768,807
MSCI Inc	2,100	1,144,731
Northern Trust Corp	935,290	87,898,554
Raymond James Financial Inc	142,820	19,572,053
		224,314,051
Financial Services - 2.9%
Apollo Global Management Inc	100,800	13,757,184
Global Payments Inc	217,000	16,559,270
Mastercard Inc Class A	74,067	40,593,160
Visa Inc Class A (b)	733,115	253,291,233
		324,200,847
Insurance - 1.3%
American Financial Group Inc/OH	36,200	4,585,092
Arthur J Gallagher & Co	137,800	44,191,082
Chubb Ltd	111,656	31,942,548
Marsh & McLennan Cos Inc	186,536	42,058,272
The Travelers Companies, Inc.	79,127	20,899,815
		143,676,809
TOTAL FINANCIALS		2,185,929,085

Health Care - 10.8%
Biotechnology - 0.0%
Gilead Sciences Inc	89,900	9,577,946
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	195,600	25,574,700
Becton Dickinson & Co	151,604	31,395,672
Boston Scientific Corp (b)(f)	1,159,542	119,282,086
		176,252,458
Health Care Providers & Services - 4.5%
Cardinal Health Inc (b)	353,111	49,891,053
Cigna Group/The (b)	403,154	137,088,486
Humana Inc	172,400	45,210,176
McKesson Corp (b)	123,567	88,077,322
UnitedHealth Group Inc	454,587	187,035,276
		507,302,313
Life Sciences Tools & Services - 0.6%
Danaher Corp	305,903	60,975,645
Thermo Fisher Scientific Inc	30,100	12,912,900
		73,888,545
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co	738,436	37,069,487
Eli Lilly & Co (b)	94,548	84,993,925
GSK PLC ADR	2,803,675	111,726,449
Haleon PLC ADR (c)	8,696,720	88,271,708
Johnson & Johnson	433,041	67,688,639
Merck & Co Inc	581,200	49,518,240
Royalty Pharma PLC Class A	608,500	19,970,970
Zoetis Inc Class A	15,400	2,408,559
		461,647,977
TOTAL HEALTH CARE		1,228,669,239

Industrials - 16.1%
Aerospace & Defense - 8.5%
Boeing Co (f)	1,291,030	236,568,337
GE Aerospace (b)	2,882,247	580,888,060
General Dynamics Corp	169,461	46,113,727
Howmet Aerospace Inc	118,850	16,470,233
Huntington Ingalls Industries Inc	211,584	48,736,259
RTX Corp	52,000	6,558,760
Textron Inc	205,500	14,461,035
		949,796,411
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	1,276,478	121,648,353
Building Products - 0.0%
A O Smith Corp	18,400	1,248,624
Commercial Services & Supplies - 0.8%
GFL Environmental Inc Subordinate Voting Shares	1,702,700	84,962,087
Veralto Corp	89,934	8,624,671
		93,586,758
Electrical Equipment - 3.0%
AMETEK Inc	40,000	6,783,200
GE Vernova Inc (b)	885,261	328,272,484
Rockwell Automation Inc	21,418	5,304,810
		340,360,494
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	714,609	27,991,235
Machinery - 1.6%
Allison Transmission Holdings Inc	385,900	35,595,416
Cummins Inc	64,676	19,004,396
Deere & Co	29,400	13,628,664
Donaldson Co Inc	957,712	62,950,410
Nordson Corp	171,827	32,573,244
Otis Worldwide Corp	97,138	9,351,475
Stanley Black & Decker Inc	82,128	4,929,323
Toro Co/The	16,400	1,119,792
		179,152,720
Trading Companies & Distributors - 0.9%
Watsco Inc	197,455	90,797,707
Wesco International Inc	99,400	16,198,224
		106,995,931
TOTAL INDUSTRIALS		1,820,780,526

Information Technology - 17.3%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	67,864	10,896,244
IT Services - 0.2%
Amdocs Ltd	303,400	26,875,172
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices Inc	68,708	13,392,563
Applied Materials Inc	198,495	29,915,181
Broadcom Inc	803,000	154,553,410
Lam Research Corp	445,300	31,914,651
Marvell Technology Inc	1,527,389	89,153,696
Microchip Technology Inc	63,100	2,907,648
Micron Technology Inc	307,600	23,669,820
NVIDIA Corp (b)	3,446,000	375,338,321
Teradyne Inc	134,900	10,010,929
		730,856,219
Software - 7.8%
Intuit Inc	89,400	56,095,818
Microsoft Corp	2,054,265	811,968,784
Oracle Corp	80,500	11,327,960
		879,392,562
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc (b)	1,442,194	306,466,225
TOTAL INFORMATION TECHNOLOGY		1,954,486,422

Materials - 0.4%
Chemicals - 0.4%
Air Products and Chemicals Inc	67,200	18,217,248
Mosaic Co/The	74,850	2,275,440
PPG Industries Inc	60,322	6,566,653
Scotts Miracle-Gro Co/The	282,100	14,212,198
Sherwin-Williams Co/The	16,000	5,646,720
		46,918,259
Real Estate - 1.6%
Industrial REITs - 0.0%
Terreno Realty Corp	100,300	5,649,899
Residential REITs - 0.2%
Sun Communities Inc	165,400	20,580,722
Specialized REITs - 1.4%
American Tower Corp	365,878	82,472,560
Crown Castle Inc	651,100	68,860,336
Public Storage Operating Co	2,600	781,118
		152,114,014
TOTAL REAL ESTATE		178,344,635

Utilities - 2.6%
Electric Utilities - 2.4%
Constellation Energy Corp	29,613	6,616,729
Duke Energy Corp	223,921	27,322,840
Edison International	252,500	13,511,275
Entergy Corp	316,526	26,325,467
Eversource Energy	366,600	21,805,368
Exelon Corp	174,240	8,171,856
FirstEnergy Corp	140,000	6,003,200
NextEra Energy Inc	60,000	4,012,800
PG&E Corp	301,400	4,979,128
Southern Co/The	1,714,566	157,551,470
		276,300,133
Multi-Utilities - 0.2%
Sempra	249,092	18,500,063
TOTAL UTILITIES		294,800,196

TOTAL UNITED STATES		9,783,137,517
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (f)	6,576,400	88,299,118
TOTAL COMMON STOCKS (Cost $6,362,059,566)		10,843,750,629

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6% (Cost $122,056,310)	2,339,100	143,948,214

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	315,858,131	315,921,302
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	46,913,559	46,918,251
TOTAL MONEY MARKET FUNDS (Cost $362,839,553)			362,839,553

U.S. Treasury Obligations - 0.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (b)	4.25 to 4.26	34,047,000	33,742,492
US Treasury Bills 0% 7/3/2025	4.24	4,165,000	4,134,423
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,874,859)			37,876,915

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,884,830,288)	11,388,415,311
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(63,023,753)
NET ASSETS - 100.0%	11,325,391,558

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple Inc	Chicago Board Options Exchange	(497)	10,561,250	220.00	06/20/25	(351,628)
Apple Inc	Chicago Board Options Exchange	(663)	14,088,750	215.00	06/20/25	(633,165)
Apple Inc	Chicago Board Options Exchange	(249)	5,291,250	230.00	06/20/25	(87,150)
Boston Scientific Corp	Chicago Board Options Exchange	(2,318)	23,845,266	105.00	06/20/25	(712,785)
Cardinal Health Inc	Chicago Board Options Exchange	(664)	9,381,656	145.00	06/20/25	(341,960)
Cigna Group/The	Chicago Board Options Exchange	(333)	11,323,332	360.00	06/20/25	(211,455)
Eli Lilly & Co	Chicago Board Options Exchange	(165)	14,832,675	890.00	07/18/25	(1,081,575)
GE Aerospace	Chicago Board Options Exchange	(2,900)	58,446,600	210.00	06/20/25	(1,689,250)
GE Aerospace	Chicago Board Options Exchange	(1,405)	28,316,370	220.00	06/20/25	(331,580)
GE Vernova Inc	Chicago Board Options Exchange	(830)	30,778,060	380.00	06/20/25	(1,971,250)
JPMorgan Chase & Co	Chicago Board Options Exchange	(2,100)	51,370,200	250.00	06/20/25	(1,596,000)
JPMorgan Chase & Co	Chicago Board Options Exchange	(414)	10,127,268	260.00	06/20/25	(149,040)
Marriott International Inc/MD Class A1	Chicago Board Options Exchange	(164)	3,912,712	260.00	06/20/25	(59,860)
McKesson Corp	Chicago Board Options Exchange	(83)	5,916,157	720.00	05/16/25	(175,960)
NVIDIA Corp	Chicago Board Options Exchange	(5,051)	55,015,492	130.00	06/20/25	(944,537)
SAP SE ADR	Chicago Board Options Exchange	(580)	16,947,020	280.00	06/20/25	(1,078,800)
Visa Inc Class A	Chicago Board Options Exchange	(668)	23,079,400	375.00	06/20/25	(118,236)
Visa Inc Class A	Chicago Board Options Exchange	(745)	25,739,750	360.00	06/20/25	(409,750)
Visa Inc Class A	Chicago Board Options Exchange	(745)	25,739,750	370.00	06/20/25	(199,660)
Walmart Inc	Chicago Board Options Exchange	(829)	8,062,025	100.00	06/20/25	(256,990)

						(12,400,631)
Put Options
Meta Platforms Inc Class A	Chicago Board Options Exchange	(260)	14,274,000	445.00	06/20/25	(133,250)
Target Corp	Chicago Board Options Exchange	(500)	4,835,000	80.00	06/20/25	(93,750)
UnitedHealth Group Inc	Chicago Board Options Exchange	(150)	6,171,600	400.00	06/20/25	(212,625)

						(439,625)
TOTAL WRITTEN OPTIONS						(12,840,256)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $436,310,081.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $43,549,065 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,549,065 or 0.4% of net assets.

(f)	Non-income producing
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,733,873	1,154,958,976	999,771,547	9,588,821	-	-	315,921,302	315,858,131	0.5%
Fidelity Securities Lending Cash Central Fund	16,822,980	700,424,943	670,329,672	143,982	-	-	46,918,251	46,913,559	0.2%
Total	177,556,853	1,855,383,919	1,670,101,219	9,732,803	-	-	362,839,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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